Additional Information to Profit or Loss Items	12 Months Ended
Dec. 31, 2024
Additional Information to Profit or Loss Items [Abstract]
ADDITIONAL INFORMATION TO PROFIT OR LOSS ITEMS
NOTE 24 –	ADDITIONAL INFORMATION TO PROFIT OR LOSS ITEMS

		Year ended December 31,
		2024	2023	2022
		USD in thousands

a.	Cost of revenue:
	Salaries and related expenses	19,790	28,098	29,972
	Subcontractors and consultants	3,879	8,359	12,980
	Depreciation, amortization and impairment	-	4,757	1,659
	Material	48	-	461
	Impairment expenses	-	-	438
	Other	798	693	401
		24,515	41,907	45,911

b.	Research and development expenses, net:

	Salaries and related expenses	1,994	6,879	5,201
	Other	8	298	406

		2,002	7,177	5,607
	Less – government grants	-	(1,291)	(33)
		2,002	5,886	5,574

c.	Sales and marketing expenses:

	Salaries and related expenses	2,732	4,239	7,972
	Advertising and public relations	1,329	236	306
	Depreciation, amortization and impairment	1,030	6,026	12,688
	Other	366	193	708
		5,457	10,694	21,674

d.	General and administrative expenses:

	Salaries and related expenses	6,369	8,409	16,089
	Depreciation and amortization	1,111	1,463	1,680
	Office Maintenance	1,600	1,392	1,410
	Consulting	4,466	16,716	16,627
	Professional services	5,799	3,486	3,575
	Impairment expenses	572	10,643	14,618
	Insurance	1,983	1,622	26
	Other	1,730	5,441	3,246
		23,630	49,172	57,271
		Year ended December 31,
		2024	2023	2022
		USD in thousands
e.	Other expenses, net:
	Governmental grants income	(173)	(1,159)	-
	Loss on disposal of assets	354	-	-
	ELOC	-	1,570	-
	RNER listing expenses	-	12,312	-
		181	12,723	-

f.	Finance income and expenses:
	Finance income:

	Gain from exchange rate differences	-	271	19
	Changes in fair value of financial instruments	1,672	-	-
	Interest income	548	213	450
		2,220	484	469
	Finance expenses:
	Loss from exchange rate differences	391	-	-
	Bank fees	286	109	145
	Changes in fair value of financial instruments	-	247	-
	Interest expenses	11,909	6,838	1,239
		12,586	7,194	1,384